Research and Development Expenditures Recognized as Expenses (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Administrative expenses	￦	125,795	108,352	110,315
Cost of sales		361,093	418,250	389,460

	￦	486,888	526,602	499,775